Other Commitments with Third Parties and Other Contingent Liabilities - Purchase commitments (Details) € in Thousands	Dec. 31, 2019 EUR (€)
2020
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 202,996
2021
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	107,249
2022
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,713
2023
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,312
2024
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	1,126
More than 5 years
Other Commitments with Third Parties and Other Contingent Liabilities
Purchase commitments	€ 1,783